Financial instruments - Summary of detailed informatiion of foreign exchange risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ 6,182	$ 6,989
Cash and Cash Equivalents [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	6,409	7,090
Accounts Payable And Accrued Liabilities [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ (227)	$ (101)